Asset and Goodwill Impairment Testing - Summary of Key Assumptions Used in Our Asset Impairment, Asset Impairment Reversal and Goodwill Impairment Analyses (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Long-term foreign exchange rate	1 U.S. to 1.25 Canadian dollars	1 U.S. to 1.25 Canadian dollars
Inflation rate	2.00%	2.00%
Steelmaking Coal [member]
Disclosure of information for cash-generating units [line items]
Key assumptions used in asset impairment, asset impairment reversal and goodwill impairment	Current price used in initial year, decreased to a long-term price in 2022 of US$140 per tonne	Current price used in initial year, decreased to a long-term price in 2021 of US$130 per tonne
Copper [member]
Disclosure of information for cash-generating units [line items]
Key assumptions used in asset impairment, asset impairment reversal and goodwill impairment	Current price used in initial year, decreased to a long-term price in 2022 of US$3.00 per pound	Current price used in initial year, increased to a long-term price in 2021 of US$3.00 per pound
WCS oil [member]
Disclosure of information for cash-generating units [line items]
Key assumptions used in asset impairment, asset impairment reversal and goodwill impairment	Current price used in initial year, increased to a long-term price in 2022 of US$57 per barrel	Current price used in initial year, increased to a long-term price in 2021 of US$57 per barrel
Discount rate	5.20%	5.50%
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discount rate	5.20%	5.50%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discount rate	5.90%	6.00%